TIAA-CREF ENHANCED LARGE-CAP GROWTH INDEX FUND

(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated November 14, 2014
to the Prospectus dated March 1, 2014

Portfolio management

The portfolio management team of the TIAA-CREF Enhanced Large-Cap Growth Index Fund (the “Fund”) has changed. Kelvin Zhang is no longer a portfolio manager of the Fund. Adam Cao and James M. Johnson, Jr. are now members of the Fund’s portfolio management team.

Accordingly, the following hereby replaces in its entirety the current “Portfolio Manager” sub-section in the section entitled “Portfolio management” on page 8 of the Fund’s Prospectus:

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Adam Cao, CFA	James M. Johnson, Jr., CFA
Title:	Managing Director	Director
Experience on Fund:	since 2014	since 2014

Portfolio management team

As a result of the portfolio management team changes described above, the following hereby replaces in its entirety the current section entitled “Portfolio management team” beginning on page 16 of the Fund’s Prospectus:

The Fund is managed by a team of managers, whose members are responsible for the day-to-day management of the Fund, with expertise in the area applicable to the Fund’s investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Fund and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing the Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

			Total Experience (since dates specified below)
Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Enhanced Large-Cap Growth Index Fund
Adam Cao, CFA Managing Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (portfolio manager of domestic large-cap and small-cap portfolios); Procinea Management—2005 to 2006 (quantitative market research associate for alternative asset classes); Advisors, TIAA and its affiliates—2004 to 2005 (quantitative equity market research with coverage of domestic and global multi-cap portfolios); Barra—1996 to 2004 (quantitative equity market research and risk modeling)	2004	1996	2014

James M. Johnson, Jr., CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio manager of a domestic large-cap value portfolio); State Street Global Advisors—2005 to 2012 (portfolio manager of various domestic large-cap, mid-cap and long-short strategies in US Active Group); American Express Financial Advisors—1994 to 2005 (manager of various domestic large-cap and long-short strategies, quantitative research analyst); Piper Capital Management—1990 to 1994 (quantitative research analyst)	2012	1990	2014

The Fund’s SAI provides additional disclosure about the compensation structure for the Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Fund.

A14538 (11/14)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
Dated November 14, 2014
to the Statement of Additional Information
dated September 26, 2014 (with respect to the Emerging Markets Debt Fund) and

SUPPLEMENT NO. 2
Dated November 14, 2014
to the Statement of Additional Information
dated August 1, 2014, as supplemented September 26, 2014
(with respect to the Fixed Income Funds and the Real Estate Securities Fund) and

SUPPLEMENT NO. 4
Dated November 14, 2014
to the Statement of Additional Information
dated March 1, 2014, as supplemented May 8, 2014, August 1, 2014 and
September 26, 2014 (with respect to the Equity Funds)
(collectively the “SAI”)

Portfolio management changes

The portfolio management team of the TIAA-CREF Enhanced Large-Cap Growth Index Fund (the “Fund”) has changed. Kelvin Zhang is no longer a portfolio manager of the Fund. Adam Cao and James M. Johnson, Jr. are now members of the Fund’s portfolio management team.

Accordingly, the following entry for the Fund hereby replaces in its entirety the current entry for the Fund in the first table currently appearing under the section entitled “Additional information regarding portfolio managers” beginning on page B-55 of the SAI.

	Number of other accounts managed		Total assets in accounts managed (millions)
Name of portfolio manager*	Registered investment companies	Other pooled investment vehicles	Registered investment companies	Other pooled investment vehicles	Dollar range of equity securities owned in Fund
Enhanced Large-Cap Growth Index Fund
Adam Cao	2	1	$4,350	$49	$0
James M. Johnson, Jr., CFA	0	0	$1,761	$0	$0

* The information in this table is as of September 30, 2014.

A14539 (11/14)